Financial Instruments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
IFRS Statement [Line Items]
Increase (decrease) through foreign exchange, financial assets	$ 3,330	$ 2,000
Liquidity risk [member] | Interest rate, measurement input [member]
IFRS Statement [Line Items]
Significant unobservable input, assets	0.28
Floating interest rate [member]
IFRS Statement [Line Items]
Borrowings, adjustment to interest rate basis	0.25%
Increase or decrease net profit through interest rate	$ 146	$ 336